September 30, 2021

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Rimrock Funds Trust

File Nos. 333-228758 and 811-23396

Dear Sir or Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

a.

the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in the most recent post-effective amendment (Post-Effective Amendment No. 5) to the Rimrock Funds Trust’s registration statement on Form N-1A; and

b.

the text of the most recent post-effective amendment (Post-Effective Amendment No. 5) to the Rimrock Funds Trust’s registration statement was filed with the Securities and Exchange Commission via EDGAR on September 27, 2021 and became effective September 28, 2021 (Accession No. 0001193125-21-284224).

Please contact the undersigned with any questions or comments you may have on this filing.

Sincerely,

/s/ Robert DeLeon
Robert DeLeon
Rimrock Funds Trust
Secretary